Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Undeveloped land and construction in progress	$ 296,153	$ 306,826
Real estate investment property, at cost	3,785,477	3,752,281
Less: Accumulated depreciation	(804,964)	(731,894)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Colonial Properties Trust
ASSETS
Land, buildings & equipment	3,489,324	3,445,455
Undeveloped land and construction in progress	296,153	306,826
Less: Accumulated depreciation	(804,964)	(731,894)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Cash and cash equivalents	11,674	6,452
Restricted cash	38,128	43,489
Accounts receivable, net	23,977	26,762
Notes receivable	42,399	43,787
Prepaid expenses	19,460	19,912
Deferred debt and lease costs	23,938	22,408
Investment in partially-owned unconsolidated entities	7,777	12,303
Other assets	44,892	52,562
Total assets	3,286,208	3,258,605
LIABILITIES AND EQUITY
Notes and mortgages payable	1,643,361	1,575,727
Unsecured credit facility	188,631	184,000
Total debt	1,831,992	1,759,727
Accounts payable	53,545	50,266
Accrued interest	10,209	11,923
Accrued expenses	41,652	15,731
Investment in partially-owned unconsolidated entities	0	31,577
Other liabilities	36,751	25,208
Total liabilities	1,974,149	1,894,432
Commitments and Contingencies (see Notes 19 and 20)	0	0
CLP - Common Units; CRLP - Redeemable units, at redemption value - 7,152,752 and 7,169,388 units outstanding at December 31, 2012 and 2011, respectively	162,056	159,582
Equity
Common shares of beneficial interest, $0.01 par value, 125,000,000 shares authorized; 93,835,794 and 93,096,722 shares issued at December 31, 2012 and 2011, respectively	938	931
Additional paid-in capital	1,973,594	1,964,881
Cumulative earnings	1,276,118	1,267,958
Cumulative distributions	(1,926,167)	(1,862,838)
Noncontrolling interest	695	728
Treasury shares, at cost; 5,623,150 shares at December 31, 2012 and 2011	(150,163)	(150,163)
Accumulated other comprehensive loss	(25,012)	(16,906)
Total equity	1,150,003	1,204,591
Total liabilities and equity	3,286,208	3,258,605
Colonial Realty Limited Partnership
ASSETS
Land, buildings & equipment	3,489,322	3,445,441
Undeveloped land and construction in progress	296,153	306,826
Less: Accumulated depreciation	(804,962)	(731,880)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Cash and cash equivalents	11,674	6,452
Restricted cash	38,128	43,489
Accounts receivable, net	23,977	26,762
Notes receivable	42,399	43,787
Prepaid expenses	19,460	19,912
Deferred debt and lease costs	23,938	22,408
Investment in partially-owned unconsolidated entities	7,777	12,303
Other assets	44,844	52,385
Total assets	3,286,160	3,258,428
LIABILITIES AND EQUITY
Notes and mortgages payable	1,643,361	1,575,727
Unsecured credit facility	188,631	184,000
Total debt	1,831,992	1,759,727
Accounts payable	53,496	50,090
Accrued interest	10,209	11,923
Accrued expenses	41,652	15,731
Investment in partially-owned unconsolidated entities	0	27,432
Other liabilities	36,751	25,174
Total liabilities	1,974,100	1,890,077
Commitments and Contingencies (see Notes 19 and 20)	0	0
CLP - Common Units; CRLP - Redeemable units, at redemption value - 7,152,752 and 7,169,388 units outstanding at December 31, 2012 and 2011, respectively	162,056	159,582
General partner —
Common equity - 88,212,644 and 87,473,572 units outstanding at December 31, 2012 and 2011, respectively	1,174,321	1,224,947
Equity
Noncontrolling interest	695	728
Accumulated other comprehensive loss	(25,012)	(16,906)
Total equity	1,150,004	1,208,769
Total liabilities and equity	$ 3,286,160	$ 3,258,428